UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 114.1%
AUSTRALIA 1.4%
FINANCIAL—BANKS 0.3%
Australia and New Zealand Banking Group Ltd.(a),(b)	33,161	$922,545

MATERIALS—METALS & MINING 0.3%
BHP Billiton Ltd.(a),(b)	29,287	680,747

PIPELINES—C-CORP 0.2%
APA Group(b)	84,880	583,813

REAL ESTATE—RETAIL 0.6%
Novion Property Group(b)	268,724	511,911
Scentre Group(b)	219,517	623,611
Westfield Corp.(b)	85,594	620,310
		1,755,832
TOTAL AUSTRALIA		3,942,937
BELGIUM 1.1%
CONSUMER STAPLES
Anheuser-Busch InBev NV(a),(b)	25,100	3,066,351

BERMUDA 0.1%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c),(d)	24,126	296,267

BRAZIL 0.1%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	54,412	245,502

CANADA 2.5%
DIVERSIFIED 0.2%
AltaGas Ltd.	14,746	492,018

MATERIALS—CHEMICALS 0.8%
Potash Corp. of Saskatchewan	67,197	2,166,242

PIPELINES—C-CORP 1.1%
Enbridge(e)	26,393	1,272,190
Inter Pipeline Ltd.	20,294	522,993
TransCanada Corp.	26,704	1,141,912
		2,937,095
RAILWAYS 0.4%
Canadian National Railway Co.	18,900	1,265,720

REAL ESTATE—DIVERSIFIED 0.0%
Pure Industrial Real Estate Trust	17,964	71,626

	Number of Shares	Value
TOTAL CANADA		$6,932,701

CHINA 0.3%
GAS DISTRIBUTION 0.2%
Towngas China Co., Ltd. (Cayman Islands) (HKD)(b)	507,000	463,824

REAL ESTATE—RESIDENTIAL 0.1%
China Vanke Co. Ltd., Class H (HKD)(b),(d)	142,800	336,222
TOTAL CHINA		800,046
FRANCE 5.2%
CONSUMER STAPLES 0.9%
Danone SA(a),(b)	37,800	2,548,017

CONSUMER—CYCLICAL 0.5%
APPAREL 0.0%
Hermes International(b)	360	127,110

DIVERSIFIED 0.5%
LVMH Moet Hennessy Louis Vuitton SA(a),(b)	7,400	1,302,275
TOTAL CONSUMER—CYCLICAL		1,429,385
ENERGY—OIL & GAS 0.7%
Total SA(a),(b)	35,480	1,763,605

FINANCIAL—BANKS 1.1%
BNP Paribas(a),(b)	51,300	3,121,400

INDUSTRIALS—AEROSPACE & DEFENSE 0.6%
Airbus Group NV(b)	25,500	1,657,777

MATERIALS—CONSTRUCTION MATERIALS 0.3%
Lafarge SA(a),(b)	13,600	884,145

RAILWAYS 0.4%
Groupe Eurotunnel SA(a),(b)	69,925	1,002,447

REAL ESTATE 0.7%
DIVERSIFIED 0.3%
Fonciere des Regions(b)	2,933	290,437
Gecina SA(b)	3,209	434,020
		724,457
RETAIL 0.4%
Klepierre(b)	22,359	1,097,964
TOTAL REAL ESTATE		1,822,421
TOTAL FRANCE		14,229,197

	Number of Shares	Value
GERMANY 4.6%
AUTOMOTIVE 0.9%
Bayerische Motoren Werke AG(a),(b)	19,900	$2,478,249

FINANCIAL 2.3%
BANKS 0.9%
Deutsche Bank AG(a),(b)	68,100	2,360,192

INSURANCE 1.4%
Allianz SE(a),(b)	22,300	3,871,651
TOTAL FINANCIAL		6,231,843
INDUSTRIALS —ELECTRICAL EQUIPMENT 0.4%
Siemens AG(b)	9,800	1,059,911

REAL ESTATE—RESIDENTIAL 0.3%
Deutsche Wohnen AG(b)	27,526	704,026
LEG Immobilien AG(b),(d)	1,829	145,085
		849,111
TECHNOLOGY—SOFTWARE 0.7%
SAP AG(a),(b)	26,300	1,900,894
TOTAL GERMANY		12,520,008
HONG KONG 3.1%
ELECTRIC—REGULATED ELECTRIC 0.2%
Power Assets Holdings Ltd.(b)	56,000	569,116

ENERGY—OIL & GAS 0.2%
CNOOC Ltd.(a),(b)	424,000	597,310

FINANCIAL—INVESTMENT BANKERS/BROKERS 0.3%
Hong Kong Exchanges and Clearing Ltd.(a),(b)	39,000	955,474

HOTEL 0.4%
Wynn Macau Ltd.(b)	470,000	1,018,149

INDUSTRIALS—DIVERSIFIED 0.7%
Hutchison Whampoa Ltd.(a),(b)	148,400	2,055,038

MARINE PORTS 0.2%
Cosco Pacific Ltd. (Bermuda)(b)	360,000	469,705

REAL ESTATE 0.8%
DIVERSIFIED 0.4%
New World Development Co., Ltd.(b)	435,000	504,874
Sun Hung Kai Properties Ltd.(b)	14,404	222,288

	Number of Shares	Value
Wharf Holdings Ltd.(b)	54,000	$376,269
		1,103,431
OFFICE 0.2%
Hongkong Land Holdings Ltd. (USD)	74,398	561,705

RETAIL 0.2%
Link REIT(b)	76,500	470,461
TOTAL REAL ESTATE		2,135,597
TELECOMMUNICATION SERVICES 0.3%
China Mobile Ltd.(a),(b)	56,500	734,875
TOTAL HONG KONG		8,535,264
IRELAND 2.9%
HEALTH CARE—PHARMACEUTICALS
Actavis PLC (USD)(a),(c),(d)	18,500	5,505,970
Perrigo Co. PLC (USD)(c)	14,300	2,367,365
TOTAL IRELAND		7,873,335
ITALY 0.3%
COMMUNICATIONS—TOWERS 0.2%
RAI Way S.p.A.(d)	174,850	752,030

REAL ESTATE—DIVERSIFIED 0.1%
Beni Stabili S.p.A. (USD)(b)	177,733	139,341
TOTAL ITALY		891,371
JAPAN 9.8%
AUTOMOTIVE 0.6%
Toyota Motor Corp.(a),(b)	22,000	1,535,682

CONSUMER DISCRETIONARY—MEDIA 0.7%
CyberAgent(a),(b)	32,900	1,884,423

ELECTRIC—INTEGRATED ELECTRIC 0.1%
Electric Power Development Co., Ltd.(b)	12,700	427,826

FINANCIAL 1.5%
DIVERSIFIED FINANCIAL SERVICES 1.0%
Mitsubishi UFJ Financial Group(b)	111,200	688,708
ORIX Corp.(a),(b)	140,500	1,974,182
		2,662,890
INSURANCE 0.5%
NKSJ Holdings(a),(b)	46,250	1,437,835

	Number of Shares	Value
TOTAL FINANCIAL		$4,100,725

GAS DISTRIBUTION 0.2%
Tokyo Gas Co., Ltd.(b)	101,000	634,960

HEALTH CARE—PHARMACEUTICALS 0.5%
Astellas Pharma(a),(b)	81,100	1,328,814

INDUSTRIALS 2.5%
COMMERCIAL SERVICES & SUPPLIES 1.0%
Secom Co., Ltd.(a),(b)	41,700	2,781,401

ELECTRICAL EQUIPMENT 1.5%
Fanuc Ltd.(a),(b)	11,000	2,401,451
Murata Manufacturing Co., Ltd.(a),(b)	11,700	1,606,868
		4,008,319
TOTAL INDUSTRIALS		6,789,720
RAILWAYS 0.2%
West Japan Railway Co.(b)	12,600	660,623

REAL ESTATE 1.4%
DIVERSIFIED 0.8%
Mitsubishi Estate Co., Ltd.(b)	9,000	208,727
Mitsui Fudosan Co., Ltd.(b)	26,000	763,568
Nomura Real Estate Master Fund(b)	201	249,757
Sumitomo Realty & Development Co., Ltd.(b)	14,000	504,019
Tokyo Tatemono Co., Ltd.(b)	51,000	373,642
		2,099,713
INDUSTRIALS 0.2%
Hulic Co., Ltd.(a),(b)	26,600	298,879
Nippon Prologis REIT(b)	98	215,734
		514,613
OFFICE 0.3%
Hulic REIT(b)	175	268,937
Nippon Building Fund(b)	72	353,701
Nomura Real Estate Office Fund(b)	30	145,713
		768,351
RETAIL 0.1%
AEON Mall Co., Ltd.(b)	20,000	396,062
TOTAL REAL ESTATE		3,778,739

	Number of Shares	Value
TECHNOLOGY 1.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Kyocera Corp.(a),(b)	26,900	$1,470,158
Sony Corp.(a),(b),(d)	40,500	1,083,116
		2,553,274
OFFICE ELECTRONICS 0.5%
Canon(a),(b)	40,900	1,447,095
TOTAL TECHNOLOGY		4,000,369
TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.(a),(b)	79,800	1,802,883
TOTAL JAPAN		26,944,764
JERSEY 0.8%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)(a),(b)	97,500	2,214,284

MEXICO 0.8%
AIRPORTS 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,656	567,314

CONSUMER—NON-CYCLICAL—RETAIL 0.4%
Wal-Mart de Mexico SAB de CV	410,600	1,023,169

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	573,400	586,801
TOTAL MEXICO		2,177,284
NETHERLANDS 0.9%
MARINE PORTS 0.0%
Koninklijke Vopak NV(b)	2,065	113,961

MATERIALS—CHEMICALS 0.5%
LyondellBasell Industries NV, Class A (USD)(c)	16,200	1,422,360

REAL ESTATE 0.4%
DIVERSIFIED 0.1%
Nieuwe Steen Investments NV(b)	62,051	279,271

RETAIL 0.3%
Wereldhave NV(b)	10,130	680,707
TOTAL REAL ESTATE		959,978
TOTAL NETHERLANDS		2,496,299

	Number of Shares	Value
SINGAPORE 0.9%
REAL ESTATE 0.4%
DIVERSIFIED 0.2%
Capitaland Ltd.(b)	85,200	$222,080
City Developments Ltd.(b)	39,100	286,591
		508,671
INDUSTRIALS 0.2%
Ascendas REIT(b)	120,400	227,102
Global Logistic Properties Ltd.(b)	177,000	341,627
		568,729
TOTAL REAL ESTATE		1,077,400
TECHNOLOGY—SEMICONDUCTORS 0.5%
Avago Technologies Ltd. (USD)(c)	11,879	1,508,395
TOTAL SINGAPORE		2,585,795
SOUTH KOREA 0.5%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(f)	2,000	1,288,000

SPAIN 1.6%
AIRPORTS 0.1%
Aena SA(d)	3,826	384,692

FINANCIAL—BANKS 0.4%
Banco Santander Central Hispano SA(b)	135,474	1,015,564

GAS DISTRIBUTION 0.3%
Enagas SA(b)	27,096	774,806

REAL ESTATE—DIVERSIFIED 0.1%
Hispania Activos Inmobiliarios SA(b),(d)	9,502	125,201
Lar Espana Real Estate Socimi SA(b),(d)	9,997	115,071
		240,272
TELECOMMUNICATION SERVICES 0.4%
Telefonica SA(a),(b)	83,500	1,188,163

TOLL ROADS 0.3%
Ferrovial SA(b)	39,996	850,398
TOTAL SPAIN		4,453,895
SWITZERLAND 6.2%
AIRPORTS 0.2%
Flughafen Zuerich AG(a),(b)	687	540,528

	Number of Shares	Value
CONSUMER—NON-CYCLICAL—FOOD 1.4%
Nestle SA(a),(b)	50,320	$3,789,215

FINANCIAL 2.6%
BANKS 0.5%
Credit Suisse Group AG(a),(b)	48,673	1,309,495

INSURANCE 2.1%
ACE Ltd. (USD)(c)	21,200	2,363,588
Zurich Insurance Group AG(a),(b)	10,000	3,380,021
		5,743,609
TOTAL FINANCIAL		7,053,104
HEALTH CARE—PHARMACEUTICALS 1.5%
Novartis AG(a),(b)	42,300	4,175,030

INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT 0.5%
TE Connectivity Ltd. (USD)(c)	21,364	1,530,090
TOTAL SWITZERLAND		17,087,967
UNITED KINGDOM 8.6%
COMMUNICATIONS—SATELLITES 0.3%
Inmarsat PLC(b)	54,021	739,797

CONSUMER STAPLES—BEVERAGE 0.7%
Diageo PLC(a),(b)	67,000	1,851,500

CONSUMER—CYCLICAL—RETAIL 0.9%
Next PLC(a),(b)	23,600	2,454,363

CONSUMER—NON-CYCLICAL 0.9%
HOUSEHOLD PRODUCTS 0.9%
Reckitt Benckiser Group PLC(a),(b)	29,000	2,491,262

PHARMACEUTICALS 0.0%
Indivior PLC(d)	29,000	81,735
TOTAL CONSUMER—NON-CYCLICAL		2,572,997
ELECTRIC—REGULATED ELECTRIC 0.2%
National Grid PLC(a),(b)	42,577	547,372

ENERGY—OIL & GAS 1.2%
BP PLC(a),(b)	506,900	3,285,807

FINANCIAL—BANKS 1.5%
Barclays PLC(a),(b)	596,700	2,153,803
HSBC Holdings PLC(a),(b)	240,166	2,046,555

	Number of Shares	Value
		$4,200,358
HEALTH CARE—PHARMACEUTICALS 1.4%
GlaxoSmithKline PLC(a),(b)	170,900	3,934,107

REAL ESTATE 0.9%
DIVERSIFIED 0.5%
Hammerson PLC(b)	67,955	669,231
Land Securities Group PLC(b)	42,059	780,837
		1,450,068
INDUSTRIALS 0.1%
Segro PLC(b)	33,611	207,554

OFFICE 0.2%
Derwent London PLC(b)	8,299	420,577

SELF STORAGE 0.1%
Big Yellow Group PLC(b)	33,901	325,700
TOTAL REAL ESTATE		2,403,899
WATER 0.6%
Pennon Group PLC(b)	62,875	767,968
United Utilities Group PLC(b)	51,629	713,888
		1,481,856
TOTAL UNITED KINGDOM		23,472,056
UNITED STATES 62.4%
AUTOMOTIVE 0.2%
Ford Motor Co.(a)	38,200	616,548

COMMUNICATIONS 2.9%
TELECOMMUNICATIONS 1.8%
Verizon Communications(c)	103,000	5,008,890

TOWERS 1.1%
American Tower Corp.(c)	13,584	1,278,934
Crown Castle International Corp.(c)	12,466	1,028,944
SBA Communications Corp., Class A(c),(d)	4,864	569,574
		2,877,452
TOTAL COMMUNICATIONS		7,886,342
CONSUMER DISCRETIONARY—HOTELS, RESTAURANTS & LEISURE 0.9%
Las Vegas Sands Corp.(c)	43,200	2,377,728

	Number of Shares	Value
CONSUMER—CYCLICAL 6.9%
APPAREL 2.5%
Hanesbrands(a)	131,200	$4,396,512
VF Corp.(c)	34,300	2,583,133
		6,979,645
AUTOMOBILES 0.4%
Harley-Davidson	18,700	1,135,838

HOME BUILDERS 0.5%
D.R. Horton	44,900	1,278,752

MEDIA 1.5%
The Walt Disney Co.(a)	38,893	4,079,487

RESTAURANT 1.1%
Starbucks Corp.(a)	31,300	2,964,110

RETAIL 0.9%
Ross Stores(a)	25,000	2,634,000
TOTAL CONSUMER—CYCLICAL		19,071,832
CONSUMER—NON-CYCLICAL 6.8%
FOOD PRODUCTS 4.2%
Kroger Co/The(a),(c)	85,568	6,559,643
Tyson Foods, Class A(a)	129,200	4,948,360
		11,508,003
RETAIL 2.6%
CVS Caremark Corp.(a),(c)	51,999	5,366,817
Wal-Mart Stores(c)	21,143	1,739,011
		7,105,828
TOTAL CONSUMER—NON-CYCLICAL		18,613,831
DIVERSIFIED 0.2%
Macquarie Infrastructure Co LLC	8,063	663,504

ELECTRIC—REGULATED ELECTRIC 0.8%
CMS Energy Corp.(a)	22,781	795,285
Duke Energy Corp.(c)	13,052	1,002,132
Edison International	8,136	508,256
		2,305,673
ENERGY 3.9%
ENERGY EQUIPMENT & SERVICES 0.5%
Halliburton Co.	29,800	1,307,624

	Number of Shares	Value
OIL & GAS 3.4%
Anadarko Petroleum Corp.(a)	29,337	$2,429,397
Exxon Mobil Corp.(a),(c)	76,947	6,540,495
Marathon Petroleum Corp.	5,300	542,667
		9,512,559
TOTAL ENERGY		10,820,183
FINANCIAL 9.1%
BANKS 3.2%
Bank of America Corp.(a)	140,300	2,159,217
Huntington Bancshares(c)	247,900	2,739,295
PNC Financial Services Group	13,700	1,277,388
Wells Fargo & Co.(a)	49,087	2,670,333
		8,846,233
CREDIT CARD 0.5%
Discover Financial Services(c)	23,200	1,307,320

DIVERSIFIED FINANCIAL SERVICES 3.7%
Ameriprise Financial(a)	19,500	2,551,380
BlackRock(a)	7,223	2,642,462
JPMorgan Chase & Co.(a)	57,394	3,476,929
Morgan Stanley(c)	40,700	1,452,583
		10,123,354
INSURANCE 1.7%
Allstate Corp.(c)	34,300	2,441,131
American International Group(a)	43,776	2,398,487
		4,839,618
TOTAL FINANCIAL		25,116,525
GAS DISTRIBUTION 0.8%
Atmos Energy Corp.(c)	12,184	673,775
Sempra Energy(a),(c)	12,928	1,409,411
		2,083,186
HEALTH CARE 7.7%
BIOTECHNOLOGY 1.8%
Amgen(a)	10,700	1,710,395
Gilead Sciences(d)	31,500	3,091,095
		4,801,490

	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
Zimmer Holdings(a)	31,600	$3,713,632

HEALTH CARE PROVIDERS & SERVICES 3.1%
Aetna(a),(c)	14,200	1,512,726
Cigna Corp.(c)	40,140	5,195,722
Universal Health Services, Class B(a)	16,000	1,883,360
		8,591,808
HEALTHCARE PRODUCTS 0.7%
Thermo Fisher Scientific(a)	14,637	1,966,334

PHARMACEUTICALS 0.7%
Pfizer(a),(c)	58,184	2,024,221
TOTAL HEALTH CARE		21,097,485
INDUSTRIALS 6.8%
AEROSPACE & DEFENSE 1.3%
L-3 Communications Holdings	29,213	3,674,703
		3,674,703
AIRLINES 1.8%
United Continental Holdings(c),(d)	71,524	4,809,989
		4,809,989
AUTO MANUFACTURERS 0.5%
PACCAR(c)	23,500	1,483,790

COMMERCIAL SERVICES & SUPPLIES 0.7%
Equifax(c)	21,000	1,953,000
		1,953,000
DIVERSIFIED MANUFACTURING 1.4%
General Electric Co.(a),(c)	107,730	2,672,781
WW Grainger(c)	4,400	1,037,564
		3,710,345
MACHINERY 0.4%
SPX Corp.(c)	12,064	1,024,234

ROAD & RAIL 0.7%
CSX Corp.(a),(c)	38,400	1,271,808
Union Pacific Corp.	6,573	711,922
		1,983,730
TOTAL INDUSTRIALS		18,639,791

	Number of Shares	Value
MATERIALS—CHEMICALS 1.6%
Ecolab(c)	11,800	$1,349,684
Monsanto Co.(a)	27,400	3,083,596
		4,433,280
PIPELINES 1.6%
PIPELINES—C-CORP 0.9%
Kinder Morgan(c)	30,528	1,284,008
Williams Cos. (The)	22,635	1,145,104
		2,429,112
PIPELINES—MLP 0.7%
Dominion Midstream Partners LP	18,353	761,833
Energy Transfer Equity LP	9,237	585,256
EQT Midstream Partners LP(c)	6,484	503,548
		1,850,637
TOTAL PIPELINES		4,279,749
REAL ESTATE 5.6%
DIVERSIFIED 0.4%
American Assets Trust	3,272	141,612
Gramercy Property Trust	7,421	208,315
Vornado Realty Trust	7,147	800,464
		1,150,391
HEALTH CARE 0.4%
Health Care REIT	10,571	817,773
Omega Healthcare Investors	7,930	321,720
		1,139,493
HOTEL 0.4%
Extended Stay America	14,439	281,994
Host Hotels & Resorts	19,949	402,571
La Quinta Holdings(d)	11,008	260,669
		945,234
OFFICE 0.6%
BioMed Realty Trust	6,281	142,328
Empire State Realty Trust, Class A	13,458	253,145
Equity Commonwealth(d)	10,728	284,828
Kilroy Realty Corp.	3,695	281,448

	Number of Shares	Value
SL Green Realty Corp.	5,959	$765,016
		1,726,765
RESIDENTIAL 1.6%
APARTMENT 1.4%
American Homes 4 Rent, Class A(c)	19,133	316,651
Apartment Investment & Management Co.	11,485	452,050
Education Realty Trust	5,944	210,299
Equity Residential	16,659	1,297,070
Home Properties	3,045	210,988
Monogram Residential Trust	77,008	717,714
Starwood Waypoint Residential Trust	9,498	245,523
UDR	13,392	455,730
		3,906,025
MANUFACTURED HOME 0.2%
Sun Communities	6,154	410,595
TOTAL RESIDENTIAL		4,316,620
SELF STORAGE 0.9%
CubeSmart(c)	42,861	1,035,093
Extra Space Storage	8,820	595,967
Public Storage	3,835	756,032
		2,387,092
SHOPPING CENTERS 1.3%
COMMUNITY CENTER 0.8%
DDR Corp.	37,355	695,550
Regency Centers Corp.	6,756	459,678
Retail Properties of America, Class A	71,791	1,150,810
		2,306,038
FREE STANDING 0.1%
Spirit Realty Capital	23,178	279,990

REGIONAL MALL 0.4%
Macerich Co. (The)	3,452	291,107
Simon Property Group	3,881	759,279
		1,050,386
TOTAL SHOPPING CENTERS		3,636,414
TOTAL REAL ESTATE		15,302,009

	Number of Shares	Value
SHIPPING 0.2%
Teekay Corp. (Marshall Islands)	10,540	$490,848

TECHNOLOGY 6.4%
COMPUTERS 1.2%
Apple(a),(c)	19,300	2,401,499
Hewlett-Packard Co.(a),(c)	25,400	791,464
		3,192,963
INTERNET SERVICE PROVIDER 0.9%
Google, Class A(a),(d)	4,600	2,551,620

SEMICONDUCTORS 1.6%
SanDisk Corp.(a),(c)	25,153	1,600,234
Xilinx(a)	62,500	2,643,750
		4,243,984
SERVICES 0.9%
Visa, Class A(c)	38,892	2,543,926

SOFTWARE 1.8%
Microsoft Corp.(a),(c)	122,846	4,994,304
TOTAL TECHNOLOGY		17,526,797
TOTAL UNITED STATES		171,325,311
TOTAL COMMON STOCK (Identified cost—$263,020,636)		313,378,634
CLOSED-END FUNDS—UNITED STATES 5.5%

COVERED CALL 1.1%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	54,731	820,417
Eaton Vance Tax-Managed Diversified Equity Income Fund	75,502	856,948
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(a)	33,370	396,102
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	92,447	896,736
		2,970,203
ENERGY/RESOURCES 0.1%
Energy Select Sector SPDR Fund ETF	3,409	264,470

EQUITY TAX—ADVANTAGED 0.9%
Eaton Vance Tax-Advantaged Dividend Income Fund(c)	51,142	1,054,037
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,956	355,414

	Number of Shares	Value
Financial Select Sector SPDR Fund	9,592	$231,263
John Hancock Tax-Advantaged Dividend Income Fund	32,316	690,593
		2,331,307
FINANCIAL 0.3%
Gabelli Dividend & Income Trust(a)	44,192	936,428

GLOBAL HYBRID (GROWTH & INCOME) 0.1%
Clough Global Opportunities Fund	22,196	276,562

INVESTMENT GRADE 0.1%
PIMCO Corporate and Income Opportunity Fund	16,590	261,624

MASTER LIMITED PARTNERSHIPS 0.9%
First Trust Energy Income and Growth Fund	22,945	786,555
Kayne Anderson Energy Total Return Fund	13,213	326,361
Kayne Anderson Midstream/Energy Fund(c)	5,910	193,907
Kayne Anderson MLP Investment Company(c)	22,334	792,857
Nuveen Energy MLP Total Return Fund	14,920	273,334
		2,373,014
MULTI-SECTOR 0.9%
AllianzGI Convertible & Income Fund	43,489	397,490
PIMCO Dynamic Credit Income Fund	26,255	536,127
PIMCO Dynamic Income Fund	18,930	548,970
PIMCO Income Opportunity Fund(a)	20,122	514,117
PIMCO Income Strategy Fund II	47,251	474,400
		2,471,104
PREFERRED 0.3%
Nuveen Preferred & Income Term Fund	10,514	246,343
Nuveen Preferred Income Opportunities Fund	68,274	650,651
		896,994
REAL ESTATE 0.3%
Alpine Global Premier Properties Fund	33,268	227,553
CBRE Clarion Global Real Estate Income Fund	30,020	268,679
Nuveen Real Estate Income Fund	33,283	396,734
		892,966
U.S. GENERAL EQUITY 0.5%
Consumer Discretionary Select Sector SPDR Fund	7,096	533,123
SPDR S&P 500 ETF Trust(c)	4,124	851,317
		1,384,440

	Number of Shares	Value
TOTAL CLOSED-END FUNDS (Identified cost—$14,510,581)		$15,059,112

PREFERRED SECURITIES—$25 PAR VALUE 1.9%
UNITED KINGDOM 0.5%
BANKS—FOREIGN
Barclays Bank PLC, 7.10%, Series III (USD)	20,000	516,800
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	40,000	990,800
		1,507,600
UNITED STATES 1.4%
BANKS 0.3%
Regions Financial Corp., 6.375%, Series B	33,812	876,407

INDUSTRIALS—CHEMICALS 0.4%
CHS, 7.10%, Series II	36,359	982,057

REAL ESTATE—DIVERSIFIED 0.7%
American Realty Capital Properties, 6.70%, Series F	45,000	1,062,000
Colony Financial, 8.50%, Series A(a)	28,000	744,800
		1,806,800
TOTAL UNITED STATES		3,665,264
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,917,747)		5,172,864

PREFERRED SECURITIES—CAPITAL SECURITIES 2.5%
AUSTRALIA 0.3%
INSURANCE-FOREIGN
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	755,000	817,288

SWITZERLAND 1.0%
DIVERSIFIED FINANCIAL SERVICES 0.7%
UBS Group AG, 7.00% (USD)	900,000	936,540
UBS Group AG, 7.125% (USD)	900,000	945,225
		1,881,765
INSURANCE—REINSURANCE—FOREIGN 0.3%
Aquarius + Investments PLC, 8.25% (USD)	910,000	1,020,337
TOTAL SWITZERLAND		2,902,102

UNITED KINGDOM 0.4%
BANKS—FOREIGN
HSBC Holdings PLC, 6.375% (USD)	1,100,000	1,127,500

	Number of Shares	Value
UNITED STATES 0.8%
BANKS
Bank of America Corp., 6.50%, Series Z	1,037,000	$1,099,220
JPMorgan Chase & Co., 6.10%, Series X	450,000	464,625
Wells Fargo & Co., 5.875%, Series U	600,000	636,120
		2,199,965
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$6,676,500)		7,046,855

	Principal Amount
CORPORATE BONDS—UNITED STATES 0.7%
INSURANCE-PROPERTY CASUALTY—FINANCE
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(f)	$1,500,000	1,964,143
TOTAL CORPORATE BONDS (Identified cost—$1,342,547)		1,964,143

	Number of Rights
RIGHTS—SPAIN 0.0%
TELECOMMUNICATION SERVICES
Telefonica SA, expires 4/16/15(d)	83,500	13,468
TOTAL RIGHTS (Identified cost—$0)		13,468
Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)	700,000	700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$700,000)		700,000

TOTAL INVESTMENTS (Identified cost—$291,168,011)	125.0%		$343,335,076

WRITTEN OPTION CONTRACTS	(0.2)		(453,600)

LIABILITIES IN EXCESS OF OTHER ASSETS	(24.8)		(68,229,195)
NET ASSETS (Equivalent to $11.87 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$274,652,281

		Number of Contracts

WRITTEN OPTION CONTRACTS —UNITED STATES (0.2)%

S&P 500 Index, Call, USD Strike Price 2,110, expires 4/17/15		810	$(453,600)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$2,023,927)			$(453,600)

Forward foreign currency exchange contracts outstanding at March 31, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	6,400,000	USD	6,989,632	5/5/15	$105,057
						$105,057

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $143,509,024 in aggregate has been pledged as collateral.

(b)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 41.7% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)     All or a portion of the security is pledged in connection with written option contracts. $36,653,345 in aggregate has been pledged as collateral.

(d)    Non-income producing security.

(e)     A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $96,404 in aggregate has been segregated as collateral.

(f)      Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

(g)     Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets

Financial (Common)	15.3
Health Care (Common)	11.2
Industrials (Common)	9.2
Real Estate (Common)	9.1
Technology (Common)	7.6
Consumer—Non-Cyclical (Common)	7.5
Consumer—Cyclical (Common)	6.7
Energy (Common)	4.8
Closed-End Funds	4.4
Materials (Common)	2.8
Communications (Common)	2.7
Consumer Staples (Common)	2.2
Consumer Discretionary (Common)	1.9
Pipelines (Common)	1.4
Automotive (Common)	1.3
Telecommunications Services (Common)	1.3
Electric (Common)	1.2
Gas Distributions (Common)	1.1
Banks (Preferred)	0.9
Pipelines—C-Corp (Common)	0.9
Railways (Common)	0.9
Banks—Foreign (Preferred)	0.8
Insurance-Property Casualty (Corporate Bonds)	0.6
Diversified Financial Services (Preferred)	0.5
Other	0.5
Real Estate—Diversified (Preferred)	0.5
Airports (Common)	0.4
Water (Common)	0.4
Diversified (Common)	0.3
Insurance (Preferred)	0.3
Hotel (Common)	0.3
Industrials (Preferred)	0.3
Toll Roads (Common)	0.2
Insurance-Foreign (Preferred)	0.2
Marine Ports (Common)	0.2
Shipping (Common)	0.1
Telecommunication Services (Rights)	0.0
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealer when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2015, there were $91,244 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Bermuda	$296,267	$296,267	$—	$—
Brazil	245,502	245,502	—	—
Canada	6,932,701	6,932,701	—	—
Hong Kong	8,535,264	561,705	7,973,559	—
Ireland	7,873,335	7,873,335	—	—
Italy	891,371	752,030	139,341	—
Mexico	2,177,284	2,177,284	—	—
Netherlands	2,496,299	1,422,360	1,073,939	—
Singapore	2,585,795	1,508,395	1,077,400	—
South Korea	1,288,000	1,288,000	—	—
Spain	4,453,895	384,692	4,069,203	—
Switzerland	17,087,967	3,893,678	13,194,289	—
United Kingdom	23,472,056	81,735	23,390,321	—
United States	171,325,311	171,325,311	—	—
Other Countries	63,717,587	—	63,717,587	—
Closed-End Funds	15,059,112	15,059,112	—	—
Preferred Securities - $25 Par Value	5,172,864	5,172,864	—	—
Preferred Securities - Capital Securities	7,046,855	—	7,046,855	—
Corporate Bonds	1,964,143	—	1,964,143	—
Rights	13,468	13,468	—	—
Short-Term Investments	700,000	—	700,000	—
Total Investments(a)	$343,335,076	$218,988,439	$124,346,637	$—
Forward foreign currency exchange contracts	$105,057	$—	$105,057	$—
Total Appreciation in Other Financial Instruments(a)	$105,057	$—	$105,057	$—
Written Option Contracts	$(453,600)	$(453,600)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(453,600)	$(453,600)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2015:

Forward foreign currency exchange contracts $ 105,057

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2015:

Forward foreign currency exchange contracts
Average Notional Balance	$2,329,877
Ending Notional Balance	$6,989,632

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written option contracts during the three months ended March 31, 2015, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	920	$2,529,623
Option contracts written	3,037	9,584,801
Option contracts expired	(1,120)	(2,583,015)
Option contracts terminated in closing transactions	(300)	(1,171,711)
Option contracts exercised	(1,727)	(6,335,771)
Written option contracts outstanding at March 31, 2015	810	$2,023,927

Note 3.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$291,168,011
Gross unrealized appreciation	$60,372,145
Gross unrealized depreciation	(8,205,080)
Net unrealized appreciation	$52,167,065

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 27, 2015